Business Combinations	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
Business Combinations [Abstract]
Business Combinations
Note 2.	Proposed Acquisition of SpringCM Inc.

On July 31, 2018, we entered into a definitive agreement to acquire SpringCM Inc. (“SpringCM”), a leading cloud-based document generation and contract lifecycle management software company based in Chicago, Illinois. With the addition of SpringCM’s capabilities in document generation, redlining, advanced document management and end-to-end agreement workflow, the deal further accelerates the broadening of our solution beyond e-signature to the rest of the agreement process—from preparing to signing, acting-on and managing agreements. The acquisition closed on September 4, 2018, after quarter end. Under the terms of the agreement, we acquired SpringCM for approximately $220.2 million in cash, subject to adjustments.

In the three months ended July 31, 2018, we incurred merger-related costs of $0.3 million. These costs are classified within “General and Administrative” expenses in our condensed consolidated statements of operations.

6.	Business Combinations

We made three acquisitions during the year ended January 31, 2016, as detailed below, and accounted for them as business combinations using the acquisition method of accounting. We allocated the purchase price to the tangible and identifiable intangible assets acquired and liabilities assumed based on their respective estimated fair values on the acquisition date. Fair values were determined using the valuation performed by management. Excess purchase price consideration was recorded as goodwill. Factors contributing to a purchase price that resulted in goodwill include, but are not limited to, the acquired workforce, the establishment of a stronger presence in the acquired company’s primary geographic location, the opportunity to cross-sell products to existing customers, and the positive reputation of each of these companies in the market.

We engaged third party valuation specialists to aid our analysis of the fair value of the acquired intangibles. All estimates, key assumptions, and forecasts were either provided by or reviewed by us. While we chose to utilize a third-party valuation specialist for assistance in most cases, the fair value analysis and related valuations reflect the conclusions of management and not those of any third party. The purchase price allocations were subject to change within the respective measurement periods but were all finalized within one year from the acquisition date. No material measurement period adjustments were recorded in connection with these acquisitions.

We included the results of operations of each acquisition in our consolidated statements of operations from their respective acquisition dates.

Algorithmic Research Ltd.

In May 2015, we completed the acquisition of Algorithmic Research Ltd. (“ARL”), a privately held digital signature company based in Israel. ARL, with its CoSign line of products, offers important compliance certifications critical for customers in Europe, the Americas and Asia. Our acquisition of ARL further accelerates our worldwide expansion. The total purchase consideration of the acquisition was approximately $35.1 million in cash. The acquisition also included a delayed obligation of up to $11.7 million, of which $2.3 million was paid into an escrow account. The delayed obligation amount is payable to existing ARL employees over a three-year period beginning on the anniversary of the closing date of the acquisition, on the condition of such employees’ continuous employment with us. This amount was excluded from the purchase consideration and is being recognized as post-acquisition expense over the employees’ requisite service periods. As of January 31, 2018, the remaining unpaid amount was $2.0 million, of which $1.6 million will be paid out of the remaining balance held in the escrow account.

The following table summarizes the acquisition date fair values of assets acquired and liabilities assumed at the date of acquisition:

(in thousands)	May 1, 2015
Cash	$9,911
Other tangible assets	1,957
Current and noncurrent liabilities	(8,113)
Contract liabilities	(1,636)
Intangible assets	20,200
Goodwill	12,735

Net assets acquired	$35,054

None of the goodwill recognized upon acquisition is deductible for U.S. federal income tax purposes.

The estimated useful lives, primarily based on the expected period of benefit to us, and fair values of the identifiable intangible assets at acquisition date were as follows:

(in thousands, except years)	Estimated Fair Value	Expected Useful Life
Existing technology	$7,800	3 years
In-process technology	2,800	N/A
Tradenames / trademarks	1,000	5 years
Customer contracts & related relationships	3,800	5 years
Maintenance contracts & related relationships	1,300	5 years
Certifications	3,500	5 years

	$20,200

In-process technology projects with a fair value of $2.8 million were considered identifiable intangible assets as of the acquisition date. Those assets were considered to have indefinite useful lives until research and development efforts associated with the projects were completed during the year ended January 31, 2017. Upon successful completion of the development period, we began amortizing the technology over a useful life of three years.

Estate Assist, Inc.

In September 2015, we purchased the assets of Estate Assist, Inc. (“Estate Assist”), a privately held digital solutions company in California. Estate Assist offers an online solution for securing, organizing and sharing important online and offline account information, logins and documents. We acquired Estate Assist primarily for the assembled workforce. Total consideration of the acquisition was $3.9 million, $3.5 million of which was paid at the close of the acquisition and $0.4 million was held back for indemnification purposes and paid out in the year ended January 31, 2018. In allocating the purchase consideration based on fair values, we recorded $0.4 million of intangible assets consisting of existing technology, and $3.5 million of goodwill. Goodwill recognized upon acquisition was deductible for U.S. federal income tax purposes.

OpenTrust

In November 2015, we completed the acquisition of OpenTrust & Sign SAS (“OpenTrust”), a privately-held company in France, for an aggregate purchase price of approximately $21.4 million in cash. OpenTrust is a leading European provider of software and cloud trust services that protects the identities of people and devices and for securing electronic documents and transactions. This acquisition strengthened our position in the European digital transaction market.

Total allocation of the purchase price was as follows:

(in thousands)	November 2, 2015
Tangible assets	$3,219
Current and noncurrent liabilities	(2,601)
Contract liabilities	(2,304)
Intangible assets	13,119
Goodwill	9,935

Net assets acquired	$21,368

None of the goodwill recognized upon acquisition was deductible for U.S. federal income tax purposes.

The estimated useful lives, primarily based on the expected period of benefit to us, and fair values of the identifiable intangible assets are as follows:

(in thousands, except years)	Estimated Fair Value	Expected Useful Life
Existing technology	$2,646	3 years
Tradenames / trademarks	110	2 years
Customer contracts & related relationships	5,953	5 years
Maintenance contracts & related relationships	221	5 years
Non-competition agreements	772	2 years
Certifications	3,417	5 years

	$13,119

Additional Information

We did not record any adjustments to purchase price allocation subsequent to the year ended January 31, 2016 for any of our acquisitions.

In May 2017, we sold our Digital Certificates business in Brazil for total consideration of $0.5 million. We recorded a gain of $0.4 million in connection with this sale.

In December 2017, we completed the acquisition of Appuri, Inc. for total consideration of $0.5 million in cash, of which $0.3 million was held back for indemnification purposes for six months. In allocating the purchase consideration based on fair values, we recorded $0.4 million of intangible assets consisting of existing technology, and $0.1 million of goodwill, which was deductible for U.S. federal income tax purposes.

We have not provided unaudited pro forma results of operations assuming the above acquisitions had taken place at the beginning of each period because the historical operating results of the acquired entities were not material and pro forma results would not be materially different from reported results for the periods presented.